Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued employee benefits and payroll related	$ 449	$ 218		$ 239
Real estate and other taxes	1,022	491		883
Self-insured reserve (1)	183	183	[1]	453	[1]
Accrued interest	334	424		208
Unearned rental revenue	42	41		46
Other accrued expenses	1,148	868		784
Total accrued expenses	$ 3,178	$ 2,225		$ 2,613

[1]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third party administrator and outside counsel to manage and defend the claims (see Note 14 - Commitments and Contingencies).